December 31,2002

Berger Institutional
Products Trust
Annual Report

[BERGER FUNDS LOGO]

Berger IPT-Small Company Growth Fund

                             IMPORTANT INFORMATION

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including Berger. Berger is now 86% owned by Janus Capital and it is anticipated that Berger will be dissolved.

In connection with the reorganization of Berger, the Berger IPT Funds' Independent Trustees ("Independent Trustees") have approved the liquidation of the Berger IPT - Small Company Growth Fund. The Independent Trustees determined that the Fund is too small to enable it to operate in an economically viable manner and that it is in the best interest of shareholders to liquidate the Fund. In connection with the liquidation of this Fund, the Independent Trustees approved the closing of the Fund to new investors and the discontinuance of sales to existing investors as soon as practicable. The Fund will be liquidated on or about March 31, 2003 and in connection with that liquidation, the Fund may immediately start converting its assets to cash or cash equivalents. Contract owners with contract values allocated to the Fund may transfer their contract values to another option available under their contracts at any time before March 31, 2003. Prior to the liquidation date, contract owners with contract values allocated to the Fund will receive from their insurance company more detailed information regarding available investment options and liquidation procedures.

In addition, effective January 1, 2003, Ken Long assumed responsibility for managing Berger IPT - Small Company Growth Fund. The Fund is no longer managed in a similar manner as the Berger Small Company Growth Fund. Mr. Long joined Berger in August 2000 and became a Quantitative Research Analyst on November 2001. Prior to joining Berger, he worked in the Advanced Strategies Research Group at Barclays Global Investors from November 1996 to July 2000. He has earned the right to use the Chartered Financial Analyst designation.

You may continue to direct any inquiries you may have regarding your Berger IPT Fund to your insurance company.


This report reflects the financial position of the Fund at December 31, 2002 and the results of operations and changes in its net assets for the periods indicated.

                                            Berger IPT-Small Company Growth Fund

TABLE OF CONTENTS
================================================================================

BERGER IPT-SMALL COMPANY GROWTH FUND

Portfolio Manager Commentary ...................................................        4

Schedule of Investments ........................................................        5

FINANCIAL STATEMENTS AND NOTES

Statement of Assets and Liabilities ............................................       10

Statement of Operations ........................................................       11

Statements of Changes in Net Assets ............................................       12

Notes to Financial Statements ..................................................       13

FINANCIAL HIGHLIGHTS ...........................................................       16

REPORT OF INDEPENDENT ACCOUNTANTS ..............................................       17

FUND TRUSTEES AND OFFICERS (UNAUDITED) .........................................       18

Shares of the Fund are not offered directly to the public but are sold only in connection with investments in variable annuity and variable life insurance contracts issued by life insurance companies, as well as to certain qualified retirement plans.

This material must be preceded or accompanied by a prospectus for Berger Funds that contains more complete information including risks, fees and expenses. Please read it carefully before you invest. Berger Distributors LLC (2/03)


        Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

4

BERGER IPT -
SMALL COMPANY                Ticker Symbol                                 BSCOX
GROWTH FUND                  PORTFOLIO MANAGER COMMENTARY       KEN E. LONG, CFA
================================================================================

Effective January 1, 2003, Ken Long assumed portfolio management responsibilities for the Berger IPT-Small Company Growth Fund.

Market Conditions

U.S. stocks remained locked in the grip of one of the worst bear markets on record -D a market that is nearly as long and ugly as the 1929-1932 bear market. Late in 2001, the market rallied on news of an improving economy. However, the bears returned early in 2002 as the Enron debacle and other corporate scandals and bankruptcies triggered a new crisis of investor confidence. The climate continued to deteriorate as tensions in the Middle East, prospects of war with Iraq, and concerns about a possible slump back into recession undermined what little confidence remained. By year-end, the bear market left nowhere for stocks to hide. Value and growth stocks, small and large stocks, and stocks in virtually every sector succumbed to the malaise.

Fund Performance

The Berger IPT-Small Company Growth Fund (the "Fund") declined 49.26% during the year ended December 31, 2002, which was significantly worse than the 30.26% decline posted by its benchmark, the Russell 2000 Growth Index.1 These results are very disappointing. The effort we made over the year to lower the Fund's risk profile did not meaningfully improve the Fund's relative performance, and we remain unsatisfied.

The Fund particularly suffered from its exposure to technology, one of the worst performing sectors in the market this past year. Enterprise software vendors SeeBeyond and JDA Software hurt performance when their stock prices collapsed in the wake of negative earnings news and diminished outlooks. Both stocks were sold, but, regrettably, not before they caused significant damage to Fund performance. Atmel and Cree, semiconductor components manufacturers, and RF Micro Devices and Powerwave, wireless telecommunications component manufacturers, also dragged down performance.

The financial services sector contributed to underperformance as well. This was partly the result of being underweighted in groups such as banks, real estate investment trusts (REITs) and savings and loan institutions. It was also the result of poor performance by several Fund holdings. Concerns about deteriorating credit quality and slowing growth drove Americredit Corp. down, for example. We sold our position immediately following the company's announcement that it would seek additional equity capital, but, again, not before the stock hurt overall performance. There were a few good performers, however, including Investors Financial Services, a leading provider of asset administration services to the financial services industry.

One of the Fund's largest sectors, healthcare, had a down year, largely due to weakness in the Fund's biotechnology and specialty pharmaceuticals holdings. Cell Therapeutics, ICOS and First Horizon Pharmaceuticals suffered significant price declines during the year, caused by a tougher regulatory environment, disappointing product news and uncertainties about future growth. In contrast, thanks to strong operating trends, healthcare services companies did well, including Accredo Health, a provider of specialized contract pharmacy services, and Covance, a contract research organization providing product development services to the drug, biotech and medical device industries. Over the year, we significantly decreased positions in the biotechnology area, increased holdings in healthcare services and broadened Fund diversification in the sector.

The Fund's wireless services stocks, including AirGate PCS and Alamosa Holdings, were significant underperformers. These companies had been financing the build-out of their networks with a significant amount of debt. The stocks first declined early in 2002 when investors became concerned about debt. We reduced our positions, but did not sell out entirely because we believed the price weakness was overdone. Later, when the companies developed subscriber-growth problems, which had negative cash flow implications, we sold the remaining positions.

Results were mixed in the consumer sector. Thanks to strong operating trends, the Fund's holdings in education services, including Corinthian Colleges and ITT Educational Services, and in restaurants, including P.F. Chang's China Bistro and Panera Bread, contributed positively to performance. Positive results in the retail segment were tougher to come by. The Fund's positions in Hot Topic and Williams-Sonoma did well, but Charlotte Russe and Wet Seal did not.

(1) Russell 2000(R) Growth Index measures the performance of those Russell 2000(R) Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and includes reinvestment of dividends and capital gains, but does not reflect management fees, trading costs and other expenses. Investors cannot actually make investments in the Index.

Opinions and forecasts regarding sectors, industries, companies and/or themes are subject to change at any time based on market conditions and should not be construed as a recommendation of any specific security. Portfolio holdings and composition are subject to change.

Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, and you may have a gain or loss when you sell shares. Performance information provided in this report does not reflect the deduction of taxes shareholders may pay on Fund distributions or the redemption of Fund shares. Due to market volatility, the Fund's current performance may be lower than the figures shown. Investments in small company stocks may involve greater risks, including price volatility, and rewards than investments in larger companies. Please visit our web site at www.berger.com for more current performance information.

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

                                            Berger IPT-Small Company Growth Fund

PERFORMANCE OVERVIEW
================================================================================
Berger IPT-Small Company Growth Fund - Growth of $10,000

[GRAPH]

Berger IPT-Small Company Growth Fund      $7,420
Russell 2000 Growth Index                 $7,554

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

One Year                                  (49.26)%
Five Year                                  (9.26)%
Life of Fund (5/1/96)                      (4.38)%

================================================================================

SCHEDULE OF INVESTMENTS

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
COMMON STOCK (90.84%)
Auto/Truck - Original Equipment (0.20%)
           950    Superior Industries
                  International, Inc.                                $   39,292
-------------------------------------------------------------------------------

Banks - Northeast (1.74%)
         5,030    Dime Community Bancshares                              96,324
        12,011    Staten Island BanCorp., Inc.                          241,902
-------------------------------------------------------------------------------
                                                                        338,226
-------------------------------------------------------------------------------

Banks - Southeast (2.09%)
         6,879    First BanCorp.                                        155,466
         4,886    United Bankshares, Inc.                               141,992
         6,642    W Holding Company, Inc.                               108,995
-------------------------------------------------------------------------------
                                                                        406,453
-------------------------------------------------------------------------------
Banks - West/Southwest (2.61%)
         4,180    East West Bancorp, Inc.                               150,814
         6,253    Pacific Capital Bancorp.                              159,139
         1,160    Southwest Bancorp. of Texas, Inc.*                     33,420
         3,870    UCBH Holdings, Inc.                                   164,281
-------------------------------------------------------------------------------
                                                                        507,654
-------------------------------------------------------------------------------

Building - Construction Products/Miscellaneous (0.47%)
         2,606    Trex Company, Inc.*                                    91,992
-------------------------------------------------------------------------------

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Building - Mobile/Manufactured/RV (1.09%)
         3,050    Thor Industries, Inc.                              $  105,011
         2,721    Winnebago Industries, Inc.                            106,745
-------------------------------------------------------------------------------
                                                                        211,756
-------------------------------------------------------------------------------

Building - Residential/Commercial (0.17%)
         1,062    Hovnanian Enterprises, Inc. - Class A*                 33,665
-------------------------------------------------------------------------------

Chemicals - Specialty (0.92%)
         10,410   Airgas, Inc.*                                         179,573
-------------------------------------------------------------------------------

Commercial Services - Healthcare (1.13%)
         1,730    NDCHealth Corp.                                        34,427
         4,630    Pediatrix Medical Group, Inc.*                        185,478
-------------------------------------------------------------------------------
                                                                        219,905
-------------------------------------------------------------------------------

Commercial Services - Miscellaneous (3.70%)
         3,177    Arbitron, Inc.*                                       106,429
         1,600    Factset Research Systems, Inc.                         45,232
         5,903    FTI Consulting, Inc.*                                 237,005
         3,699    Pre-Paid Legal Services, Inc.*                         96,914
         2,630    PRG-Shultz International, Inc.*                        23,407
         6,641    The Corporate Executive Board Co.*                    211,981
-------------------------------------------------------------------------------
                                                                        720,968
-------------------------------------------------------------------------------

        Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

6

BERGER IPT-
SMALL COMPANY
GROWTH FUND

================================================================================

SCHEDULE OF INVESTMENTS

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
COMMON STOCK (90.84%) - CONTINUED)
Commercial Services - Printing (0.39%)
         2,444    Banta Corp.                                        $   76,424
-------------------------------------------------------------------------------

Commercial Services - Schools (2.89%)
         7,705    Corinthian Colleges, Inc.*                            291,711
         6,720    ITT Educational Services, Inc.*                       158,256
         1,962    Strayer Education, Inc.                               112,815
-------------------------------------------------------------------------------
                                                                        562,782
-------------------------------------------------------------------------------

Commercial Services - Security/Safety (0.73%)
           900    InVision Technologies, Inc.*                           23,724
         6,240    Kroll, Inc.*                                          119,059
-------------------------------------------------------------------------------
                                                                        142,783
-------------------------------------------------------------------------------

Commercial Services - Staffing (0.48%)
         4,927    RehabCare Group, Inc.*                                 94,007
-------------------------------------------------------------------------------

Computer - Graphics (1.55%)
         1,490    Ansys, Inc.*                                           30,098
         7,202    Intergraph Corp.*                                     127,908
        10,510    Pinnacle Systems, Inc.*                               143,041
-------------------------------------------------------------------------------
                                                                        301,047
-------------------------------------------------------------------------------

Computer - Integrated Systems (0.87%)
         3,820    Kronos, Inc.*                                         141,302
         1,287    MICROS Systems, Inc.*                                  28,854
-------------------------------------------------------------------------------
                                                                        170,156
-------------------------------------------------------------------------------

Computer - Networking (1.71%)
         7,006    Avocent Corp.*                                        155,674
         1,105    Black Box Corp.                                        49,504
         1,906    Echelon Corp.*                                         21,366
        15,101    Foundry Networks, Inc.*                               106,311
-------------------------------------------------------------------------------
                                                                        332,855
-------------------------------------------------------------------------------

Computer - Services (2.30%)
         5,250    CACI International, Inc.*                             187,110
         2,190    Cognizant Technology Solutions Corp.*                 158,183
         3,463    PEC Solutions, Inc.                                   103,544
-------------------------------------------------------------------------------
                                                                        448,837
-------------------------------------------------------------------------------

Computer Software - Desktop (1.14%)
         4,627    Borland Software Corp.*                                56,912
        27,941    Red Hat, Inc.*                                        165,131
-------------------------------------------------------------------------------
                                                                        222,043
-------------------------------------------------------------------------------

Computer Software - Educational/Entertainment (0.79%)
         4,927    Renaissance Learning, Inc.*                            93,120
         2,565    Take-Two Interactive Software, Inc.*                   60,252
-------------------------------------------------------------------------------
                                                                        153,372
-------------------------------------------------------------------------------

Computer Software - Enterprise (1.31%)
         9,043    Documentum, Inc.*                                     141,613
         8,790    Progress Software Corp.*                              113,831
-------------------------------------------------------------------------------
                                                                        255,444
-------------------------------------------------------------------------------

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Computer Software - Finance (0.18%)
         1,140    Barra, Inc.*                                   $       34,576
-------------------------------------------------------------------------------

Computer Software - Security (0.23%)
         2,436    Internet Security Systems, Inc.*                       44,652
-------------------------------------------------------------------------------

Cosmetics/Personal Care (0.67%)
         3,662    Chattem, Inc.*                                         75,254
         3,125    NBTY, Inc.*                                            54,938
-------------------------------------------------------------------------------
                                                                        130,192
-------------------------------------------------------------------------------

Diversified Operations (0.37%)
         1,000    Carlisle Companies, Inc.                               41,380
         1,190    The Manitowoc Co., Inc.                                30,345
-------------------------------------------------------------------------------
                                                                         71,725
-------------------------------------------------------------------------------

Electrical - Control Instruments (0.95%)
         5,040    Roper Industries, Inc.                                184,464
-------------------------------------------------------------------------------

Electronics - Equipment (0.50%)
         2,520    AMETEK, Inc.                                           96,995
-------------------------------------------------------------------------------

Electronics - Measuring Instruments (0.47%)
         4,758    Itron, Inc.*                                           91,211
-------------------------------------------------------------------------------

Electronics - Military Systems (0.38%)
         1,260    DRS Technologies, Inc.*                                39,476
           963    Engineered Support Systems, Inc.                       35,303
-------------------------------------------------------------------------------
                                                                         74,779
-------------------------------------------------------------------------------

Electronics - Scientific Instruments (1.58%)
         5,569    FEI Co.*                                               85,150
         3,290    Flir Systems, Inc.*                                   160,552
         2,130    Varian, Inc.*                                          61,110
-------------------------------------------------------------------------------
                                                                        306,812
-------------------------------------------------------------------------------

Electronics - Semiconductor Equipment (0.80%)
         3,304    Cabot Microelectronics Corp.*                         155,949
-------------------------------------------------------------------------------

Electronics - Semiconductor Manufacturing (1.71%)
         7,098    Exar Corp.*                                            88,015
        10,856    InterDigital Communications Corp.*                    158,063
         6,380    Rambus, Inc.*                                          42,810
         2,228    Sandisk Corp.*                                         45,228
-------------------------------------------------------------------------------
                                                                        334,116
-------------------------------------------------------------------------------

Energy - Other (0.15%)
         1,830    Headwaters, Inc.*                                      28,383
-------------------------------------------------------------------------------

Finance - REIT (2.55%)
         3,570    Alexandria Real Estate Equities, Inc.                 152,082
         4,892    Chelsea Property Group, Inc.                          162,952
         6,480    Federal Realty Investment Trust                       182,218
-------------------------------------------------------------------------------
                                                                        497,252
-------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

                                            Berger IPT-Small Company Growth Fund

================================================================================

SCHEDULE OF INVESTMENTS

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
COMMON STOCK (90.84%) - CONTINUED
Finance - Savings & Loan (0.46%)
         2,710    WSFS Financial Corp.                              $    89,349
-------------------------------------------------------------------------------

Food - Miscellaneous Preparation (1.74%)
         2,771    American Italian Pasta Co. - Class A*                  99,700
         2,522    Chiquita Brands International, Inc.*                   33,442
         3,427    Sensient Technologies Corp.                            77,005
         3,253    The J.M. Smucker Co.                                  129,502
-------------------------------------------------------------------------------
                                                                        339,649
-------------------------------------------------------------------------------

Funeral Services & Related (0.68%)
         5,930    Matthews International Corp. - Class A                132,423
-------------------------------------------------------------------------------

Insurance - Brokers (0.82%)
         3,902    Hilb, Rogal & Hamilton Co.                            159,592
-------------------------------------------------------------------------------

Insurance - Property/Casualty/Title (0.52%)
         2,771    Triad Guaranty, Inc.*                                 102,139
-------------------------------------------------------------------------------

Internet - Content (0.52%)
         9,193    Alloy, Inc.*                                          100,663
-------------------------------------------------------------------------------

Internet - ISP (0.65%)
         7,897    United Online, Inc.*                                  125,886
-------------------------------------------------------------------------------

Internet - Security/Solutions (0.28%)
         2,612    Digital River, Inc.*                                   31,213
         1,570    WebEx Communications, Inc.*                            23,550
-------------------------------------------------------------------------------
                                                                         54,763
-------------------------------------------------------------------------------

Internet - Software (0.15%)
         2,404    Filenet Corp.*                                         29,329
-------------------------------------------------------------------------------

Leisure - Gaming/Equipment (0.52%)
         5,292    Shuffle Master, Inc.*                                 101,130
-------------------------------------------------------------------------------

Leisure - Products (0.52%)
         3,465    SCP Pool Corp.*                                       101,178
-------------------------------------------------------------------------------

Machine - Tools & Related Products (0.70%)
         5,870    Lincoln Electric Holdings, Inc.                       135,891
-------------------------------------------------------------------------------

Machinery - General Industrial (0.58%)
         3,450    IDEX Corp.                                            112,815
-------------------------------------------------------------------------------

Medical - Biomedical/Biotechnology (4.45%)
        10,536    Enzon, Inc.*                                          176,162
         4,448    Neurocrine Biosciences, Inc.*                         203,096
         5,467    NPS Pharmaceuticals, Inc.*                            137,604
         8,638    Scios, Inc.*                                          281,426
         2,422    Techne Corp.*                                          69,192
-------------------------------------------------------------------------------
                                                                        867,480
-------------------------------------------------------------------------------

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Medical - Generic Drugs (0.21%)
         1,369    Pharmaceutical Resources, Inc.*                   $    40,796
-------------------------------------------------------------------------------

Medical - Outpatient/Home Care (1.10%)
         1,430    Amsurg Corp.*                                          29,215
         8,332    Apria Healthcare Group, Inc.*                         185,304
-------------------------------------------------------------------------------
                                                                        214,519
-------------------------------------------------------------------------------

Medical - Products (7.24%)
         5,103    Bio-Rad Laboratories, Inc.*                           197,486
         2,919    Biosite, Inc.*                                         99,304
         4,040    Cambrex Corp.                                         122,048
         4,656    INAMED Corp.*                                         143,405
         4,500    Mentor Corp.                                          173,250
         5,306    Merit Medical Systems, Inc.*                          105,696
         5,358    ResMed, Inc.*                                         163,794
         6,689    Respironics, Inc.*                                    203,553
         3,186    SurModics, Inc.*                                       91,375
         3,772    Wilson Greatbatch Technologies, Inc.*                 110,142
-------------------------------------------------------------------------------
                                                                      1,410,053
-------------------------------------------------------------------------------

Medical - Systems/Equipment (0.36%)
         2,140    IDEXX Laboratories,  Inc.*                             70,299
-------------------------------------------------------------------------------

Medical - Wholesale Drugs/Supplies (0.96%)
         8,052    Priority Healthcare Corp. - Class B*                  186,806
-------------------------------------------------------------------------------

Medical/Dental - Services (1.95%)
         1,573    Albany Molecular Research, Inc.*                       23,266
        13,251    Covance, Inc.*                                        325,842
           650    DIANON Systems, Inc.*                                  31,012
-------------------------------------------------------------------------------
                                                                        380,120
-------------------------------------------------------------------------------

Medical/Dental - Supplies (1.77%)
         4,658    Invacare Corp.                                        155,112
         4,541    Ocular Sciences, Inc.*                                 70,476
         4,796    The Cooper Companies, Inc.                            119,996
-------------------------------------------------------------------------------
                                                                        345,584
-------------------------------------------------------------------------------

Metal Ores - Miscellaneous (0.55%)
        21,283    Hecla Mining Co.*                                     107,692
-------------------------------------------------------------------------------

Oil & Gas - Field Services (2.33%)
        10,482    Cal Dive International, Inc.*                         246,327
         4,470    Oceaneering International, Inc.*                      110,588
         4,495    TETRA Technologies, Inc.*                              96,058
-------------------------------------------------------------------------------
                                                                        452,973
-------------------------------------------------------------------------------

Oil & Gas - U.S. Exploration & Production (1.41%)
         3,281    Evergreen Resources, Inc.*                            147,153
         4,058    Patina Oil & Gas Corp.                                128,436
-------------------------------------------------------------------------------
                                                                        275,589
-------------------------------------------------------------------------------

        Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

8

BERGER IPT-
SMALL COMPANY
GROWTH FUND

================================================================================

SCHEDULE OF INVESTMENTS

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
COMMON STOCK (90.84%) - CONTINUED
Paper & Paper Products (0.57%)
         5,381    Albany International Corp. - Class A              $   111,171
-------------------------------------------------------------------------------

Pollution Control - Equipment (1.02%)
         5,290    Clarcor, Inc.                                         170,708
         1,627    Insituform Technologies, Inc. -
                  Class A*                                               27,740
-------------------------------------------------------------------------------
                                                                        198,448
-------------------------------------------------------------------------------

Pollution Control - Services (1.94%)
         7,348    Stericycle, Inc.*                                     237,921
         3,600    Waste Connections, Inc.*                              138,996
-------------------------------------------------------------------------------
                                                                        376,917
-------------------------------------------------------------------------------

Retail - Apparel/Shoe (2.73%)
         1,801    Christopher & Banks Corp.*                             37,371
         6,481    Gymboree Corp.*                                       102,789
         6,167    Hot Topic, Inc.*                                      141,101
         1,784    Mothers Work, Inc.*                                    62,850
         2,200    Payless Shoesource, Inc.*                             113,234
         3,167    Urban Outfitters, Inc.*                                74,646
-------------------------------------------------------------------------------
                                                                        531,991
-------------------------------------------------------------------------------

Retail - Discount & Variety (0.27%)
         2,060    Fred's, Inc.                                           52,942
-------------------------------------------------------------------------------

Retail - Home Furnishings (1.45%)
         4,595    Cost Plus, Inc.*                                      131,739
         2,620    Linens 'n Things, Inc.*                                59,212
         5,373    Tuesday Morning Corp.*                                 91,878
-------------------------------------------------------------------------------
                                                                        282,829
-------------------------------------------------------------------------------

Retail - Miscellaneous/Diversified (2.85%)
         6,708    A.C. Moore Arts & Crafts, Inc.*                        85,259
         11,079   Hollywood Entertainment Corp.*                        167,293
         7,000    Movie Gallery, Inc.*                                   91,000
         8,162    Regis Corp.                                           212,130
-------------------------------------------------------------------------------
                                                                        555,682
-------------------------------------------------------------------------------

Retail - Restaurants (3.56%)
         3,907    Bob Evans Farms, Inc.                                  91,228
         5,440    California Pizza Kitchen, Inc.*                       137,088
         1,168    Jack in the Box, Inc.*                                 20,195
         1,240    P.F. Chang's China Bistro, Inc.*                       45,012
         3,849    Panera Bread Co.*                                     133,984
         4,300    RARE Hospitality International, Inc.*                 118,766
         3,530    Ryan's Family Steak Houses, Inc.*                      40,066
         5,254    Sonic Corp.*                                          107,654
-------------------------------------------------------------------------------
                                                                        693,993
-------------------------------------------------------------------------------

                                                              December 31, 2002
-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
Retail/Wholesale - Building Products (0.49%)
         2,548    Tractor Supply Co.*                                    95,805
-------------------------------------------------------------------------------

Retail/Wholesale - Food (0.68%)
         5,194    United Natural Foods, Inc.*                       $   131,668
-------------------------------------------------------------------------------

Retail/Wholesale - Office Supplies (0.48%)
         5,127    Global Imaging Systems, Inc.*                          94,234
-------------------------------------------------------------------------------

Shoes & Related Apparel (1.09%)
         1,490    Fossil, Inc.*                                          30,307
         4,302    K-Swiss, Inc. - Class A                                93,396
         4,357    Kenneth Cole Productions, Inc. -
                  Class A*                                               88,447
-------------------------------------------------------------------------------
                                                                        212,150
-------------------------------------------------------------------------------

Telecommunications - Equipment (0.15%)
         1,380    Inter-Tel, Inc.                                        28,856
-------------------------------------------------------------------------------

Textile - Apparel Manufacturing (0.56%)
         4,085    Quicksilver, Inc.*                                    108,906
-------------------------------------------------------------------------------

Transportation - Truck (2.00%)
         4,317    Heartland Express, Inc.*                               98,907
         7,129    Knight Transportation, Inc.*                          149,709
         2,409    Landstar System, Inc.*                                140,589
-------------------------------------------------------------------------------
                                                                        389,205
-------------------------------------------------------------------------------

Trucks & Parts - Heavy Duty (0.61%)
         1,919    Oshkosh Truck Corp.                                   118,019
-------------------------------------------------------------------------------

Utility - Electric Power (0.59%)
         4,281    Otter Tail Corp.                                      115,159
-------------------------------------------------------------------------------

Utility - Gas Distribution (0.51%)
         2,636    UGI Corp.                                              98,560
-------------------------------------------------------------------------------
Total Common Stock
(Cost $16,022,825)                                                   17,693,593
-------------------------------------------------------------------------------

PREFERRED STOCK - CONVERTIBLE (0.00%)
Telecommunications - Equipment (0.00%)
         39,167   Cidera, Inc. - Series D*@[X]                               --
-------------------------------------------------------------------------------
Total Preferred Stock - Convertible
(Cost $0)                                                                    --
-------------------------------------------------------------------------------
U.S Government Agency Obligations (5.13%)
     $1,000,000   FHLB Discount Note;
                  0.75%, 01/02/03                                       999,979
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations
(Cost $999,979)                                                         999,979
-------------------------------------------------------------------------------

                                            Berger IPT-Small Company Growth Fund

SCHEDULE OF INVESTMENTS

================================================================================

                                                              December 31, 2002
-------------------------------------------------------------------------------
Par Value                                                                 Value
-------------------------------------------------------------------------------
Repurchase Agreement (4.20%)
         $818,000       State Street Repurchase Agreement;
                        0.80%, 01/02/03#                           $    818,000
-------------------------------------------------------------------------------
Total Repurchase Agreement
(Cost $818,000)                                                         818,000
-------------------------------------------------------------------------------
Total Investments (Cost $17,840,804) (100.17%)                       19,511,572
Total Other Assets, Less Liabilities (-0.17%)                           (33,498)
-------------------------------------------------------------------------------
Net Assets (100.00%)                                                $19,478,074
-------------------------------------------------------------------------------

* Non-income producing security.

FHLB - Federal Home Loan Bank.

REIT - Real Estate Investment Trust.

@ - Security valued at fair value determined in good faith pursuant to procedures established by and under the supervision of the Fund's trustees.

# - The repurchase agreement is fully collateralized by FHLB Agency Note with a value of $835,446.

[X] Schedule of Restricted Securities and/or Illiquid Securities

                                                                 Fair Value
                                  Date                  Fair      as a %
                                Acquired        Cost   Value    of Net Assets
--------------------------------------------------------------------------------
Cidera, Inc. -
Series D -
 Preferred Stock                9/1/2000         $0      $0          0.00%

See notes to financial statements.

        Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

10

FINANCIAL
STATEMENTS

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

                                                              December 31, 2002
-------------------------------------------------------------------------------
ASSETS
Investments, at cost                                               $ 17,840,804
-------------------------------------------------------------------------------
Investments, at value                                              $ 19,511,572(1)
Cash                                                                      1,251
Receivables
   Fund shares sold                                                      34,626
   Dividends                                                              9,437
   Interest                                                                  18
Other investments (Note 3)                                            2,263,158
-------------------------------------------------------------------------------
        Total Assets                                                 21,820,062
-------------------------------------------------------------------------------
LIABILITIES
PAYABLES
   Fund shares redeemed                                                  48,269
   Securities loaned                                                  2,263,158
Accrued investment advisory fees                                         14,650
Accrued custodian and accounting fees                                     3,678
Accrued transfer agent fees                                                 493
Accrued audit fees                                                       11,740
-------------------------------------------------------------------------------
        Total Liabilities                                             2,341,988
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                        $ 19,478,074
-------------------------------------------------------------------------------
Components of Net Assets
Capital (par value and paid in surplus)                            $ 75,284,366
Undistributed net investment income                                          --
Accumulated net realized loss on securities and
  foreign currency transactions                                     (57,477,060)
Net unrealized appreciation on securities and
  foreign currency transactions                                       1,670,768
-------------------------------------------------------------------------------
                                                                   $ 19,478,074
-------------------------------------------------------------------------------
Shares Outstanding (par value $0.01, unlimited
  shares authorized)                                                  2,696,338
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                        $       7.22
-------------------------------------------------------------------------------

(1) Includes securities on loan with a value totaling $2,155,440.

See notes to financial statements.

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

                                                  Financial Statements and Notes

================================================================================

STATEMENT OF OPERATIONS

                                                                     Year Ended
                                                              December 31, 2002
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of foreign tax withholding of $180)              $     83,260
   Interest                                                              26,220
   Securities lending income                                             36,228
-------------------------------------------------------------------------------
        Total Income                                                    145,708
-------------------------------------------------------------------------------

EXPENSES
   Investment advisory fees                                             300,657
   Accounting fees                                                        4,499
   Custodian fees                                                        41,180
   Transfer agent fees                                                      634
   Registration fees                                                        253
   Audit and tax fees                                                    19,018
   Legal fees                                                               760
   Trustees' fees and expenses                                            2,986
   Shareholder reporting fees                                            19,202
   Interest expense                                                         999
   Other expenses                                                         1,450
-------------------------------------------------------------------------------
      Gross Expenses                                                    391,638
      Less brokerage credits                                             (6,752)
      Less earnings credits                                                (251)
-------------------------------------------------------------------------------
      Net Expenses                                                      384,635
-------------------------------------------------------------------------------
      Net Investment Loss                                              (238,927)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on securities and foreign
  currency transactions                                             (18,446,807)
Increase from payment by affiliate                                        5,642
Net change in unrealized appreciation (depreciation) on
  securities and foreign currency transactions                       (6,903,148)
-------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Securities
  and Foreign Currency Transactions                                 (25,344,313)
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $(25,583,240)
-------------------------------------------------------------------------------

See notes to financial statements.

        Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

12

FINANCIAL
STATEMENTS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                            Years Ended December 31,
                                                              2002              2001
---------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                                      $   (238,927)     $   (414,102)
Net realized loss on securities and
  foreign currency transactions                           (18,446,807)      (33,727,344)
Increase from payment by affiliate                              5,642                --
Net change in unrealized
  appreciation (depreciation) on securities
  and foreign currency transactions                        (6,903,148)        5,896,989
---------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting
  from Operations                                         (25,583,240)      (28,244,457)
---------------------------------------------------------------------------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Distributions                                                      --          (590,352)
---------------------------------------------------------------------------------------
Net Decrease in Net Assets from
  Distributions to Shareholders                                    --          (590,352)
---------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS
Proceeds from shares sold                                  23,003,877        35,219,713
Net asset value of shares issued in
  reinvestment of distributions                                    --           590,352
Payments for shares redeemed                              (34,143,182)      (34,257,597)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  Derived from Fund Share Transactions                    (11,139,305)        1,552,468
---------------------------------------------------------------------------------------
Net Decrease in Net Assets                                (36,722,545)      (27,282,341)

NET ASSETS
Beginning of period                                        56,200,619        83,482,960
---------------------------------------------------------------------------------------
End of period                                            $ 19,478,074      $ 56,200,619
---------------------------------------------------------------------------------------
Undistributed net investment income                      $         --      $         --
---------------------------------------------------------------------------------------

TRANSACTIONS IN FUND SHARES
Shares sold                                                 2,436,448         2,181,046
Shares issued to shareholders in
  reinvestment of distributions                                    --            41,869
Shares redeemed                                            (3,690,132)       (2,135,475)
---------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares                          (1,253,684)           87,440
Shares outstanding, beginning of period                     3,950,022         3,862,582
---------------------------------------------------------------------------------------
Shares outstanding, end of period                           2,696,338         3,950,022
---------------------------------------------------------------------------------------

See notes to financial statements.

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

NOTES TO FINANCIAL                                Financial Statements and Notes
STATEMENTS
December 31, 2002
================================================================================
1.  Organization and Significant Accounting Policies

Organization

Berger IPT-Small Company Growth Fund (the "Fund") is a series of the Berger Institutional Products Trust (the "Trust"), a Delaware business trust, established on October 17, 1995. The Trust is organized as a diversified open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund, Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund and Berger IPT-International Fund (collectively the "Funds") are the only portfolios established under the Trust.

The Trust is registered under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. Shares of each Fund are fully paid and non-assessable when issued. All shares issued by a particular Fund participate equally in dividends and other distributions by that Fund. The Trust's shares are not offered directly to the public, but are sold exclusively to insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies and to qualified plans.

On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("Berger"), the Fund's investment adviser, announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). This transaction was effective on December 31, 2002. As a result, Berger will be consolidated into Janus Capital and Berger will cease to exist.

In connection with the anticipated reorganization of Berger, the Fund's trustees have approved the liquidation of the Berger IPT-Small Company Growth Fund. The Fund will be liquidated on or before March 31, 2003 and in connection with that liquidation, the Fund may immediately start converting its assets to cash or cash equivalents. The Fund is no longer managed in a similar manner as the Berger Small Company Growth Fund. Contract owners with contract values allocated to the Fund may transfer their contract values to another option available under their contracts at any time before March 31, 2003.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") on each day that the Exchange is open. Securities listed on national exchanges, the Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if no last sale price is available, they are valued using the mean between their current bid and ask prices. Prices of foreign securities are converted into U.S. dollars using exchange rates determined prior to the close of the Exchange. Securities traded in the over-the-counter market are valued at the mean between their current bid and ask prices. Short-term obligations maturing within sixty days are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair values as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the Fund's net asset value are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees of the Fund. The Fund may have registration rights for specific restricted securities, which may require that registration cost be borne by the Fund.

Calculation of Net Asset Value

The Fund's per share calculation of net asset value is determined by dividing the total value of it assets, less liabilities, by the total number of shares outstanding.

Federal Income Tax Status

It is the Fund's intention to comply with the provisions of subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders. Therefore, no income tax provision is required.

        Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

14

NOTES TO FINANCIAL
STATEMENTS
December 31, 2002

================================================================================

Foreign Currency Translation

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date investments are purchased or sold. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Gains and losses are computed on the identified cost basis for both financial statement and federal income tax purposes for all securities.

Common Expenses

Certain expenses, which are not directly allocable to a specific Fund, are allocated pro rata to the Funds.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2.  Agreements

Berger serves as the investment adviser to the Fund. As compensation for its services to the Fund, Berger receives an investment advisory fee according to the following annual rates of average daily net assets: .85% of the first $500 million; .80% of the next $500 million; and .75% over $1 billion. Such fee is accrued daily and paid monthly.

Berger has agreed to waive its advisory fee and reimburse expenses to the Fund to the extent that normal operating expenses in any fiscal year (including the advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.15% of the average daily net assets of the Fund.

The Fund has entered into an administrative services agreement with Berger. Berger continues to provide these administrative services to the Fund at no cost.

During the year ended December 31, 2002, Berger reimbursed the Fund $5,642 for an investment transaction loss, which resulted from the unintended disposition of certain shares of a portfolio security. This reimbursement is included in the Statement of Operations as a Payment by Affiliate and did not have a significant effect on the Fund's total return or financial highlights.

The Trust, on behalf of the Fund, has entered into a custody, recordkeeping and pricing agreement with State Street Bank and Trust Company ("State Street"). The custody, recordkeeping and pricing agreement provides for the monthly payment of a fee computed as a percentage of average daily net assets on a total relationship basis with other Berger Funds. State Street's fees for custody, recordkeeping and pricing are subject to reduction by credits earned by the Fund, based on the cash balances of the Fund held by State Street as custodian. Such reductions are included in Earnings Credits in the Statement of Operations.

DST Systems, Inc. ("DST"), an affiliate of Berger through a degree of common ownership by Janus Capital, provides shareholder accounting services to the Fund. DST Securities, Inc. ("DSTS"), a wholly-owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. The Fund receives an amount equal to 75% of the brokerage commissions paid to DSTS as credits against transfer agent fees and expenses. Such credits, if any, are included with other credits received from transactions effected through agreements with unaffiliated broker-dealers as Brokerage Credits on the Statement of Operations. Brokerage commissions paid, credits received and fees paid to DST for shareholder accounting services for the year ended December 31, 2002, were as follows:

                     Commissions        Credit          Fees
------------------------------------------------------------
Fund                    $148            $111            $634

Certain officers and/or directors of Berger are also officers and/or trustees of the Trust. Trustees who are not affiliated with Berger are compensated for their services. Such fees are allocated among the entire Berger Funds complex. For the period ended December 31, 2002, such trustees' fees and expenses totaled $2,986 for the Fund.

The Trust adopted a trustee fee deferral plan (the "Plan") which allows the non-affiliated trustees to defer the receipt of all or a portion of the trustee fees payable. The deferred fees are invested in various funds advised by Berger until distribution in accordance with the Plan.

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

================================================================================

3. Investment Transactions

Purchases and Sales

Purchases and sales proceeds of investment securities (excluding short-term securities) were $80,047,750 and $90,298,432, respectively, for the year ended December 31, 2002.

There were no purchases or sales of long-term U.S. government securities during the period.

Securities Lending

Under an agreement with State Street, the Fund has the ability to lend securities to brokers, dealers and other authorized financial institutions. Loans of portfolio securities are collateralized by cash remitted from the borrower of such securities in an amount greater than the market value of the loaned securities at the time the loan is made. The cash collateral received is invested in the State Street Navigator Securities Lending Prime Portfolio, an unaffiliated money market fund with a yield of 1.43% as of December 31, 2002. Such investment is evaluated daily to ensure that its market value exceeds the current market value of the loaned securities. Income generated by such investment, net of any rebates paid to the borrower, is split between the Fund and State Street, as lending agent.

Repurchase Agreements

Repurchase agreements held by the Fund are fully collateralized by U.S. government or government agency securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risk resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net Realized and Unrealized Gain (Loss) on Securities and Foreign Currency Transactions in the Statement of Operations includes fluctuations from currency exchange rates and fluctuations in market value.

4.  Federal Income Taxes

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Dividends received by shareholders of the Fund, which are derived from foreign source income, and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of net operating losses and foreign currency transactions. Accordingly, these permanent differences have been reclassified to paid-in-capital.

The tax components of capital represent distribution requirements the Fund must satisfy and losses or tax deductions the Fund may be able to offset against income and capital gains realized in future years.

                            TAX COMPONENTS OF CAPITAL

--------------------------------------------------------------------------------
Federal Tax Cost of Securities                                      $ 18,164,371
Tax appreciation                                                       2,163,731
Tax depreciation                                                        (816,530)
  Net tax appr./(depr.)                                                1,347,201
Undist. ordinary income                                                       --
Accumulated capital losses                                           (57,153,493)
Post-October loss deferral                                                    --
Cumulative effect of other timing differences                                 --
--------------------------------------------------------------------------------

The primary difference between book and tax appreciation/depreciation is due to wash sale loss deferrals. Accumulated capital loss carryovers may be used to offset future realized capital gains for federal income tax purposes and expire in 2009 and 2010. During the year ended December 31, 2002, the Fund elected to defer the post-October 31 net capital and/or currency losses, above, to the year ended December 31, 2003.

5.  Line of Credit

The Fund is party to an ongoing agreement with State Street that allows Berger Funds, collectively, to borrow up to $100 million for temporary or emergency purposes. Interest, based on the Federal Funds Rate plus a spread, is charged to the specific party that executes the borrowing. In addition, the unsecured line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. The Fund had no line of credit borrowings outstanding at December 31, 2002.

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

16

FINANCIAL
HIGHLIGHTS

================================================================================

BERGER IPT-SMALL COMPANY GROWTH FUND

For a Share Outstanding Throughout the Period

                                                                             Years Ended December 31,
                                             -------------------------------------------------------------------------------------
                                                 2002                2001              2000              1999             1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $      14.23         $     21.61       $     23.51       $     12.28       $    12.06
----------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net realized and unrealized gains
    (losses) from investments and
    foreign currency transactions                   (7.01)(1)           (7.23)            (1.56)            11.23             0.23
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (7.01)              (7.23)            (1.56)            11.23             0.23
----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)               --                  --                --                --            (0.01)
  Distributions (from capital gains)                   --               (0.15)            (0.34)               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                      --               (0.15)            (0.34)               --            (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $       7.22         $     14.23       $     21.61       $     23.51       $    12.28
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       (49.26)%(1)         (33.47)%           (6.55)%           91.45%            1.87%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period                  $ 19,478,074         $56,200,619       $83,482,960       $41,334,809       $9,858,303
  Net expense ratio to average
    net assets(2)                                    1.11%               0.98%             0.98%             1.15%            1.15%
  Ratio of net investment income
    (loss) to average net assets                    (0.68)%             (0.66)%           (0.16)%           (0.56)%          (0.11)%
  Gross expense ratio to average
    net assets                                       1.11%               0.98%             0.98%             1.53%            2.19%
  Portfolio turnover rate                             237%                160%              111%              179%             147%

(1) Amounts includes payment made by affiliate, which represents less than $0.01 per share and did not impact the Fund's total return.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

See notes to financial statements.

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

REPORT OF INDEPENDENT
ACCOUNTANTS

================================================================================

To the Board of Trustees and Shareholders of Berger Institutional Products Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Berger IPT - Small Company Growth Fund (one of the portfolios constituting Berger Institutional Products Trust, hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

As discussed in Note 1 to the financial statements, the Fund's Board of Trustees has approved the liquidation of the Fund on or before March 31, 2003.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Denver, Colorado
January 31, 2003

        Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

18

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

The Fund is supervised by a board of trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, administrator, transfer agent and custodian. The trustees do not serve for a specified term of office; however, they have adopted a retirement age of 75 years. The following table provides information about each of the trustees and officers of the Trust.

                      POSITION(S)                                                             NUMBER OF
                      HELD WITH THE                                                           FUNDS IN FUND
NAME, ADDRESS         TRUST AND                                                               COMPLEX          OTHER
AND DATE OF           LENGTH OF                                                               OVERSEEN BY      DIRECTORSHIPS
BIRTH                 TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Michael Owen          Chairman of the    Dean of Zayed University (since September 2000).     17               N/A
210 University        Board              Formerly self-employed as a financial and
Blvd.                 (31 years)         management consultant, and in real estate
Suite 800                                development (from June 1999 to September 2000).
Denver, CO 80206                         Dean (from 1993 to June 1999), and a member of the
                                         Finance faculty (from 1989 to 1993), of the
DOB: 1937                                College of Business, Montana State University.
                                         Formerly, Chairman and Chief Executive Officer of
                                         Royal Gold, Inc. (mining) (1976 to 1989).
------------------------------------------------------------------------------------------------------------------------------------
Dennis E. Baldwin     Trustee            President, Baldwin Financial Counseling (since       17               N/A
210 University        (11 years)         July 1991). Formerly, Vice President and Denver
Blvd.                                    Office Manager of Merrill Lynch Capital Markets
Suite 800                                (1978 to 1990).
Denver, CO 80206

DOB: 1928
------------------------------------------------------------------------------------------------------------------------------------
Katherine A.          Vice Chair of      General Partner/Managing Principal (since            17               N/A
Cattanach             the Board          September 1987), Sovereign Financial Services,
210 University        (8 years)          Inc. (financial consulting and management firm).
Blvd.                                    Executive Vice President (1981 to 1988), Captiva
Suite 800                                Corporation, Denver, Colorado (private investment
Denver, CO 80206                         management firm). Ph. D. in Finance (Arizona State
                                         University); Chartered Financial Analyst (CFA).
DOB: 1945
------------------------------------------------------------------------------------------------------------------------------------
Paul R. Knapp         Trustee            Executive Officer of DST Systems, Inc. ("DST"), a    17               Director and Vice
210 University        (8 years)          publicly traded information and transaction                           President (February
Blvd.                                    processing company, which acts as the                                 1998 to November
Suite 800                                Funds' transfer agent (since October 2000). DST is                    2000) of West Side
Denver, CO 80206                         33% owned by Janus Capital Group Inc., which                          Investments, Inc.
                                         indirectly owns approximately 86% of Berger                           (investments), a
DOB: 1945                                Financial Group LLC. Mr. Knapp owns common shares                     wholly owned sub-
                                         and options convertible into common shares of DST                     sidiary of DST
                                         which, in the aggregate and assuming exercise of                      Systems, Inc.
                                         the options, would result in his owning less than
                                         1/2 of 1% of DST's common shares. Mr. Knapp is
                                         also President of Vermont Western Assurance, Inc.,
                                         a wholly owned subsidiary of DST Systems (since
                                         December 2000). President, Chief Executive Officer
                                         and a director (September 1997 to October 2000) of
                                         DST Catalyst, Inc., an international financial
                                         markets consulting, software and computer services
                                         company, (now DST International, a subsidiary of
                                         DST). Previously (1991 to October 2000), Chairman,
                                         President, Chief Executive Officer and a director
                                         of Catalyst Institute (international public policy
                                         research organization focused primarily on
                                         financial markets and institutions); also (1991 to
                                         September 1997), Chairman, President, Chief
                                         Executive Officer and a director of Catalyst
                                         Consulting (international financial institutions
                                         business consulting firm).
------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

================================================================================

                        POSITION(S)                                                               NUMBER OF
                        HELD WITH THE                                                             FUNDS IN FUND
NAME, ADDRESS           TRUST AND                                                                 COMPLEX        OTHER
AND DATE OF             LENGTH OF                                                                 OVERSEEN BY    DIRECTORSHIPS
BIRTH                   TIME SERVED           PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.     Trustee               Lewis Investments (since June 1988) (self-employed  17             Director,
210 University          (15 years)            private investor). Formerly, Senior Vice                           J.D. Edwards & Co.
Blvd.                                         President, Rocky Mountain Region, of Dain Bosworth                 (1995 to March
Suite 800                                     Incorporated and member of that firm's Management                  2002); Director,
Denver, CO 80206                              Committee (1981 to 1988).                                          National Fuel
                                                                                                                 Corporation
DOB: 1933                                                                                                        (oil & gas
                                                                                                                 production);
                                                                                                                 Advisory Director,
                                                                                                                 Otologics, LLC,
                                                                                                                 (implantable hear-
                                                                                                                 ing aid) (since
                                                                                                                 1999); Member of
                                                                                                                 Community Advisory
                                                                                                                 Board, Wells Fargo
                                                                                                                 Bank-Denver
------------------------------------------------------------------------------------------------------------------------------------
William Sinclaire       Trustee               President (since January 1998), Santa Clara LLC     17             N/A
210 University          (31 years)            (privately owned agriculture company). President
Blvd.                                         (January 1963 to January 1998), Sinclaire Cattle
Suite 800                                     Co. (privately owned agricultural company).
Denver, CO 80206

DOB: 1928
------------------------------------------------------------------------------------------------------------------------------------
Albert C. Yates         Trustee               President (since 1990), Chancellor and Professor    17             Member, Board of
210 University          (1 1/2 years)         of Chemistry - Department of Chemistry, of                         Directors, Adolph
Blvd.                                         Colorado State University. Formerly Executive Vice                 Coors Company
Suite 800                                     President and Provost (1983 to 1990), Academic                     (brewing company)
Denver, CO 80206                              Vice President and Provost (1981 to 1983) and                      (since 1998);
                                              Professor of Chemistry (1981 to 1990) of                           Member, Board of
DOB: 1941                                     Washington State University. Vice President and                    Directors, Dominion
                                              University Dean for Graduate Studies and Research                  Industrial Capital
                                              and Professor of Chemistry of the University of                    Bank (1999 to
                                              Cincinnati (1977 to 1981).                                         2000); Member,
                                                                                                                 Board of Directors,
                                                                                                                 Centennial Bank of
                                                                                                                 the West (since
                                                                                                                 2001)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES AND
OFFICERS OF THE
TRUST
------------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*       President and         President and a director since May 1999 (Executive  17             Audit Committee
210 University          Trustee of the        Vice President from February 1999 to May 1999) of                  Member of the
Blvd.                   Trust (since          Berger Growth Fund and Berger Large Cap Growth                     Public Employees'
Suite 800               May 1999)             Fund. President and a trustee since May 1999                       Retirement
Denver, CO 80206                              (Executive Vice President from February 1999 to                    Association of
                                              May 1999) of Berger Investment Portfolio Trust,                    Colorado (pension
DOB: 1949                                     Berger Institutional Products Trust, Berger                        plan) from November
                                              Worldwide Funds Trust, Berger Worldwide Portfolios                 1997 to December
                                              Trust and Berger Omni Investment Trust. President                  2001
                                              and Chief Executive Officer since June 1999
                                              (Executive Vice President from February 1999 to
                                              June 1999) of Berger Financial Group LLC.
                                              Director, President and Chief Executive Officer of
                                              Stilwell Management, Inc. (from September 1999 to
                                              December 2002). President and Chief Executive
                                              Officer of Berger/Bay Isle LLC (from May 1999 to
                                              December 2002). Self-employed as a consultant from
                                              July 1995 through February 1999 Director of
                                              Wasatch Advisors (investment management) from
                                              February 1997 to February 1999.

*Messr. Thompson is considered an interested person of the Funds due to his positions held at Berger Financial Group LLC (or its affiliated companies).
------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

20

FUND TRUSTEES AND
OFFICERS (UNAUDITED)

================================================================================

                       POSITION(S)
                       HELD WITH THE
NAME, ADDRESS          TRUST AND
AND DATE OF            LENGTH OF
BIRTH                  TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
------------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague*      Vice President      Vice President (since November 1998) and Assistant
210 University         of the Trust        Secretary (since February 2000 and previously from
Blvd.                  (since November     September 1996 to November 1998) and Secretary
Suite 800              1998) and           (November 1998 to February 2000) of the Berger
Denver, CO 80206       Assistant           Funds. Vice President (since October 1997),
                       Secretary (since    Secretary (since November 1998) and Assistant
DOB: 1954              February 2000)      Secretary (October 1996 through November 1998)
                                           with Berger Financial Group LLC. Vice President
                                           and Secretary with Berger Distributors LLC (since
                                           August 1998). Vice President and Secretary of Bay
                                           Isle Financial LLC (since January 2002). Formerly,
                                           self-employed as a business consultant (from June
                                           1995 through September 1996).
------------------------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman*      Vice President      Vice President of the Berger Funds (since March
210 University         of the Trust        2001). Vice President (since September 1999) and
Blvd.                  (since March        Chief Operating Officer (since November 2000) of
Suite 800              2001)               Berger Financial Group LLC. Manager (since
Denver, CO 80206                           September 1999) and Director (June 1999 to
DOB: 1964                                  September 1999) of Berger Distributors LLC. Vice
                                           President-Operations (February 1999 to November
                                           2000) of Berger Financial Group LLC. Associate
                                           (November 1998 to February 1999) with DeRemer &
                                           Associates (a consulting firm). Vice President-
                                           Operations (February 1997 to November 1998) and
                                           Director of Research and Development (May 1996 to
                                           February 1997) of Berger Financial Group LLC.
------------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch*      Vice President      Vice President of the Berger Funds (since February
210 University         of the Trust        2000). Vice President (since June 1999) and Chief
Blvd.                  (since February     Legal Officer (since August 2000) with Berger
Suite 800              2000)               Financial Group LLC. President, Chief Executive
Denver, CO 80206                           Officer, Manager (since December 2002), Vice
                                           President (from September 2001 to December 2002)
DOB: 1965                                  and Chief Compliance Officer (since September
                                           2001) with Berger Distributors LLC. Vice President
                                           of Bay Isle Financial LLC (since January 2002).
                                           Formerly, Assistant Vice President of Federated
                                           Investors, Inc. (December 1996 through May 1999),
                                           and Attorney with the U. S. Securities and
                                           Exchange Commission (June 1990 through December
                                           1996).
------------------------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie*       Vice President      Vice President of the Berger Funds (since November
210 University         of the Trust        1998). Vice President (since February 1997),
Blvd.                  (since November     Treasurer and Chief Financial Officer (since March
Suite 800              1998)               2001) and Chief Compliance Officer (from August
Denver, CO 80206                           1994 to March 2001) with Berger Financial Group
                                           LLC. Vice President (since May 1996), Treasurer
DOB: 1958                                  and Chief Financial Officer (since March 2001) and
                                           Chief Compliance Officer (from May 1996 to
                                           September 2001) with Berger Distributors LLC.
------------------------------------------------------------------------------------------------------------------------------------

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

================================================================================

                        POSITION(S)
                        HELD WITH THE
NAME, ADDRESS           TRUST AND
AND DATE OF             LENGTH OF
BIRTH                   TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE
TRUST
------------------------------------------------------------------------------------------------------------------------------------
John A. Paganelli*      Vice President     Vice President (since November 1998), Treasurer
210 University          (since November    (since March 2001) and Assistant Treasurer
Blvd.                   1998) and          (November 1998 to March 2001) of the Berger Funds.
Suite 800               Treasurer (since   Vice President (since November 1998) and Manager
Denver, CO 80206        March 2001)        of Accounting (January 1997 through November 1998)
                        of the Trust       with Berger Financial Group LLC. Formerly, Manager
DOB: 1967                                  of Accounting (December 1994 through October 1996)
                                           and Senior Accountant (November 1991 through
                                           December 1994) with Palmeri Fund Administrators,
                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sue Vreeland*           Secretary of the   Secretary of the Berger Funds (since February
210 University          Trust (since       2000). Assistant Secretary of Berger Financial
Blvd.                   February 2000)     Group LLC and Berger Distributors LLC (since June
Suite 800                                  1999) and Bay Isle Financial LLC (since December
Denver, CO 80206                           2001). Formerly, Assistant Secretary of the Janus
                                           Funds (from March 1994 to May 1999), Assistant
DOB: 1948                                  Secretary of Janus Distributors, Inc. (from June
                                           1995 to May 1997) and Manager of Fund Administration
                                           for Janus Capital Corporation (from February 1992 to
                                           May 1999).
------------------------------------------------------------------------------------------------------------------------------------
David C. Price,         Assistant Vice     Assistant Vice President (since March 2001) of the
CPA*                    President of the   Berger Funds. Assistant Vice President-Compliance
210 University          Trust (since       (since March 2001) and Manager-Compliance (October
Blvd.                   March 2001)        1998 through March 2001) with Berger Financial
Suite 800                                  Group LLC. Formerly, Senior Auditor (August 1993
Denver, CO 80206                           through August 1998) with PricewaterhouseCoopers
                                           LLP, a public accounting firm.
DOB: 1969
------------------------------------------------------------------------------------------------------------------------------------
Lance V. Campbell,      Assistant          Assistant Treasurer (since March 2001) of the
CFA, CPA*               Treasurer of the   Berger Funds. Assistance Vice President (since
210 University          Trust (since       January 2002) and Manager of Investment Accounting
Blvd.                   March 2001)        (August 1999 through January 2002) with Berger
Suite 800                                  Financial Group LLC. Formerly, Senior Auditor
Denver, CO 80206                           (December 1998 through August 1999) and Auditor
                                           (August 1997 through December 1998) with
DOB: 1972                                  PricewaterhouseCoopers LLP, a public accounting
                                           firm, and Senior Fund Accountant (January 1996
                                           through July 1997) with INVESCO Funds Group.
------------------------------------------------------------------------------------------------------------------------------------

*Interested person (as defined in the Investment Company Act of 1940) of the Fund and/or of the Fund's adviser.

Additional information about the Fund and its trustees is available in the Fund's Statement of Additional Information, which can be obtained free of charge by writing or calling the Fund at:

Berger Funds

P.O. Box 219958

Kansas City, MO 64121-9958

(800) 333-1001

bergerfunds.com

Berger IPT - Small Company Growth Fund o December 31, 2002 Annual Report

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